DERENTHAL & DANNHAUSER LLP

Lake Merritt Plaza

1999 Harrison Street, 26th Floor

Oakland, California 94612

April 2, 2010

VIA EDGAR FILING

Karen J. Garnett, Assistant Director
U.S. Securities and Exchange Commission
Division of Corporation Finance
Washington, D.C. 20549-7010

    Re:    WNC Housing Tax Credit Fund VI, L.P., Series 13
       Schedule 14A
       Filed December 24, 2009
           File No. 000-52841

Dear Ms. Garnett:

We are in receipt of a copy of the staff’s letter dated January 15, 2010 to Melanie Wenk respecting the referenced matter. Accompanying this letter are revised consent solicitation materials, and a letter from the registrant including the representations that are the subject of response number 2 below.

Responses to the comments included in the staff’s letter are as follows:

1 .	Please be advised that, in consultation with the staff, the registrant has revised its consent solicitation materials to include financial information required by Item 14 of Schedule A.

2.	Please see the letter from the registrant referenced above.

In compliance with Commission Rule 14a-6(d) under the Securities Exchange Act of 1934, please be advised that the registrant intends to release copies of its definitive consent solicitation materials on April 12, 2010.

    Please contact the undersigned with any questions.

                       Very truly yours,

                      /s/ PAUL G. DANNHAUSER

                      Paul G. Dannhauser

WNC HOUSING TAX CREDIT FUND VI, L.P., SERIES 13,

a California limited partnership

17782 Sky Park Circle

Irvine, CA 92614 April 2, 2010

VIA EDGAR FILING

Karen J. Garnett, Assistant Director
U.S. Securities and Exchange Commission
Division of Corporation Finance
Washington, D.C. 20549-7010

    Re:     WNC Housing Tax Credit Fund VI, L.P., Series 13
       Schedule 14A
       Filed December 24, 2009
           File No. 000-52841

Dear Ms. Garnett:

       We are in receipt of a copy of the staff’s letter dated January 15, 2010 to Melanie Wenk respecting the referenced matter. In response to item 2 thereof, the registrant acknowledges the following:

o	The registrant is responsible for the adequacy and accuracy of the disclosure in the filing;

o	Staff comments or changes to disclosure in response to staff comments do not foreclose the Commission from taking any action with respect to the filing; and

o	The registrant may not assert staff comments as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

             Very truly yours,

             WNC Housing Tax Credit Fund VI, L.P., Series 13,
             a California limited partnership

            By:   /s/ MELANIE WENK
               Melanie Wenk, Vice President – Chief Financial Officer of
                WNC & Associates, Inc., managing member of
                WNC National Partners, LLC, general partner of the registrant